Allowance for Loan Losses - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 SecurityLoan	Dec. 31, 2012 SecurityLoan
Receivables [Abstract]
Historical loss percentage period for portfolio segments	3 years
Adequate allowance for loan losses	$ 16,528,000	$ 19,742,000
Number of days past due for loans to be considered as nonperforming	90 days
Reasonable period for nonperforming TDRs to be returned to performing status	6 months
Number of days reaching where loans are considered for nonaccrual status	90 days
Conditions where loans are considered for nonaccrual status	A loan may be returned to accruing status only if one of three conditions are met the loan is well-secured and none of the principal and interest has been past due for a minimum of 90 days; the loan is a TDR and has made a minimum of six months payments; or the principal and interest payments are reasonably assured and a sustained period of performance has occurred, generally six months.
Loans	$ 0	$ 0
Defaulted loans	0	0
Impaired loans	Greater than $500